STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of warrants
Schedule of warrants
	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2019	23,805,027	0.079
Balance outstanding, December 31, 2020	23,805,027	0.079
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.0079

Warrants granted March 31, 2022	133,689,640	$0.01122
Balance outstanding and exercisable, March 31, 2022	149,489,959	$0.0109

	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2018	8,004,708	0.014
Warrants granted	15,800,319	.00475
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	23,805,027	0.079
Warrants granted	-	-
Warrants exercised	-	-
Balance outstanding, December 31, 2020	23,805,027	0.079
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.0079

Schedule of warrants outstanding and related prices

	Outstanding and Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price
$0.004750	15,800,319	1.883	$0.00475